CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Class A Common stock Common Stock	Class B Common stock Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at May. 28, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at May. 28, 2020	0	0
Net income				(17,900,526)	(17,900,526)
Accretion to Common Stock subject to redemption value			(2,352,137)	(28,480,234)	(30,832,371)
Balance at the ending at Dec. 31, 2020	$ 0	$ 836	0	(46,380,733)	(46,379,897)
Balance at the ending (in shares) at Dec. 31, 2020	0	8,355,393
Net income				7,282,560	7,282,560
Balance at the ending at Mar. 31, 2021		$ 836		(39,098,173)	(39,097,337)
Balance at the ending (in shares) at Mar. 31, 2021		8,355,393
Balance at the beginning at Dec. 31, 2020	$ 0	$ 836	0	(46,380,733)	(46,379,897)
Balance at the beginning (in shares) at Dec. 31, 2020	0	8,355,393
Net income					(2,922,959)
Balance at the ending at Jun. 30, 2021		$ 836		(49,303,692)	(49,302,856)
Balance at the ending (in shares) at Jun. 30, 2021		8,355,393
Balance at the beginning at Dec. 31, 2020	$ 0	$ 836	$ 0	(46,380,733)	(46,379,897)
Balance at the beginning (in shares) at Dec. 31, 2020	0	8,355,393
Net income				17,789,488	17,789,488
Balance at the ending at Dec. 31, 2021		$ 836		(28,591,245)	(28,590,409)
Balance at the ending (in shares) at Dec. 31, 2021		8,355,393
Balance at the beginning at Mar. 31, 2021		$ 836		(39,098,173)	(39,097,337)
Balance at the beginning (in shares) at Mar. 31, 2021		8,355,393
Net income				(10,205,519)	(10,205,519)
Balance at the ending at Jun. 30, 2021		$ 836		(49,303,692)	(49,302,856)
Balance at the ending (in shares) at Jun. 30, 2021		8,355,393
Balance at the beginning at Dec. 31, 2021		$ 836		(28,591,245)	(28,590,409)
Balance at the beginning (in shares) at Dec. 31, 2021		8,355,393
Net income				9,161,468	9,161,468
Balance at the ending at Mar. 31, 2022		$ 836		(19,429,777)	(19,428,941)
Balance at the ending (in shares) at Mar. 31, 2022		8,355,393
Balance at the beginning at Dec. 31, 2021		$ 836		(28,591,245)	(28,590,409)
Balance at the beginning (in shares) at Dec. 31, 2021		8,355,393
Net income					11,013,680
Balance at the ending at Jun. 30, 2022		$ 836		(18,017,768)	(18,016,932)
Balance at the ending (in shares) at Jun. 30, 2022		8,355,393
Balance at the beginning at Mar. 31, 2022		$ 836		(19,429,777)	(19,428,941)
Balance at the beginning (in shares) at Mar. 31, 2022		8,355,393
Net income				1,852,212	1,852,212
Accretion to Common Stock subject to redemption value				(440,203)	(440,203)
Balance at the ending at Jun. 30, 2022		$ 836		$ (18,017,768)	$ (18,016,932)
Balance at the ending (in shares) at Jun. 30, 2022		8,355,393